Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions
General and administrative expenses	$ 16,422	$ 22,795	$ 17,509
Vessel operating costs	69,731	67,753	72,363
Financial costs	4,830	67,060	47,639
Gain on derivatives		(1,512)	(9,646)
GasLog Ltd. | Administrative services fees
Transactions
General and administrative expenses	8,998	8,996	8,513
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs			68
GasLog Ltd. | Realized loss on interest rate swaps held for trading
Transactions
Gain on derivatives			1,347
GasLog LNG Services | Commercial management fees
Transactions
General and administrative expenses	4,463	4,890	4,610
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	6,300	6,300	6,498
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 40	$ 49	$ 28